Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 12
Prospectus Date	rr_ProspectusDate	May 26, 2016
Supplement [Text Block]	pip12_SupplementTextBlock
Prudential Investment Portfolios 12
Prudential US Real Estate Fund (the “Fund”)

Supplement dated June 10, 2016 to the Currently Effective Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”)

Effective as of July 1, 2016, the Fund’s existing contractual cap on Fund expenses, the Fund’s contractual management fee rate and the Fund’s subadvisory fee rate will be lowered. To reflect these changes, the Fund’s Summary Prospectus, Prospectus and SAI are hereby revised as follows, effective as of July 1, 2016:

1.	In the Summary Prospectus and Prospectus section entitled Fund Summary — Fund Fees and Expenses, the “Annual Fund Operating Expenses” table is deleted and replaced with the following new table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class Z
Management fees	0.75%	0.75%	0.75%	0.75%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	None
+ Other expenses(1)	0.53%	0.53%	0.53%	0.53%
= Total annual Fund operating expenses	1.58%	2.28%	2.28%	1.28%
– Fee waiver and/or expense reimbursement	(0.32)%	(0.27%)	(0.27%)	(0.27%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(2)	1.26%	2.01%	2.01%	1.01%

(1) Includes 0.01% of loan interest.

(2) The manager has contractually agreed through July 31, 2017 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares to 1.00% of the Fund’s average daily net assets. Separately, the distributor of the Fund has contractually agreed through July 31, 2017 to limit the Fund’s Class A distribution and service (12b-1) fees to 0.25% of the Fund’s Class A average daily net assets. These waivers may not be terminated prior to July 31, 2017 without the prior approval of the Fund’s Board of Trustees.

2.	In the Summary Prospectus and Prospectus section entitled Fund Summary — Fund Fees and Expenses — Example, the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$671	$992	$1,335	$2,299	$671	$992	$1,335	$2,299
Class B	$704	$987	$1,296	$2,336	$204	$687	$1,196	$2,336
Class C	$304	$687	$1,196	$2,595	$204	$687	$1,196	$2,595
Class Z	$103	$379	$676	$1,522	$103	$379	$676	$1,522

Prudential US Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pip12_SupplementTextBlock
Prudential Investment Portfolios 12
Prudential US Real Estate Fund (the “Fund”)

Supplement dated June 10, 2016 to the Currently Effective Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”)

Effective as of July 1, 2016, the Fund’s existing contractual cap on Fund expenses, the Fund’s contractual management fee rate and the Fund’s subadvisory fee rate will be lowered. To reflect these changes, the Fund’s Summary Prospectus, Prospectus and SAI are hereby revised as follows, effective as of July 1, 2016:

1.	In the Summary Prospectus and Prospectus section entitled Fund Summary — Fund Fees and Expenses, the “Annual Fund Operating Expenses” table is deleted and replaced with the following new table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class Z
Management fees	0.75%	0.75%	0.75%	0.75%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	None
+ Other expenses(1)	0.53%	0.53%	0.53%	0.53%
= Total annual Fund operating expenses	1.58%	2.28%	2.28%	1.28%
– Fee waiver and/or expense reimbursement	(0.32)%	(0.27%)	(0.27%)	(0.27%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(2)	1.26%	2.01%	2.01%	1.01%

(1) Includes 0.01% of loan interest.

(2) The manager has contractually agreed through July 31, 2017 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares to 1.00% of the Fund’s average daily net assets. Separately, the distributor of the Fund has contractually agreed through July 31, 2017 to limit the Fund’s Class A distribution and service (12b-1) fees to 0.25% of the Fund’s Class A average daily net assets. These waivers may not be terminated prior to July 31, 2017 without the prior approval of the Fund’s Board of Trustees.

2.	In the Summary Prospectus and Prospectus section entitled Fund Summary — Fund Fees and Expenses — Example, the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$671	$992	$1,335	$2,299	$671	$992	$1,335	$2,299
Class B	$704	$987	$1,296	$2,336	$204	$687	$1,196	$2,336
Class C	$304	$687	$1,196	$2,595	$204	$687	$1,196	$2,595
Class Z	$103	$379	$676	$1,522	$103	$379	$676	$1,522

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2017
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Prudential US Real Estate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	0.53%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.58%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.26%	[2]
1 Year	rr_ExpenseExampleYear01	$ 671
3 Years	rr_ExpenseExampleYear03	992
5 Years	rr_ExpenseExampleYear05	1,335
10 Years	rr_ExpenseExampleYear10	2,299
1 Year	rr_ExpenseExampleNoRedemptionYear01	671
3 Years	rr_ExpenseExampleNoRedemptionYear03	992
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,335
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,299
Prudential US Real Estate Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.53%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.28%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.01%	[2]
1 Year	rr_ExpenseExampleYear01	$ 704
3 Years	rr_ExpenseExampleYear03	987
5 Years	rr_ExpenseExampleYear05	1,296
10 Years	rr_ExpenseExampleYear10	2,336
1 Year	rr_ExpenseExampleNoRedemptionYear01	204
3 Years	rr_ExpenseExampleNoRedemptionYear03	687
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,196
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,336
Prudential US Real Estate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.53%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.28%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.01%	[2]
1 Year	rr_ExpenseExampleYear01	$ 304
3 Years	rr_ExpenseExampleYear03	687
5 Years	rr_ExpenseExampleYear05	1,196
10 Years	rr_ExpenseExampleYear10	2,595
1 Year	rr_ExpenseExampleNoRedemptionYear01	204
3 Years	rr_ExpenseExampleNoRedemptionYear03	687
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,196
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,595
Prudential US Real Estate Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.53%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.28%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.01%	[2]
1 Year	rr_ExpenseExampleYear01	$ 103
3 Years	rr_ExpenseExampleYear03	379
5 Years	rr_ExpenseExampleYear05	676
10 Years	rr_ExpenseExampleYear10	1,522
1 Year	rr_ExpenseExampleNoRedemptionYear01	103
3 Years	rr_ExpenseExampleNoRedemptionYear03	379
5 Years	rr_ExpenseExampleNoRedemptionYear05	676
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,522

[1]	Includes 0.01% of loan interest.
[2]	The manager has contractually agreed through July 31, 2017 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares to 1.00% of the Fund’s average daily net assets. Separately, the distributor of the Fund has contractually agreed through July 31, 2017 to limit the Fund’s Class A distribution and service (12b-1) fees to 0.25% of the Fund’s Class A average daily net assets. These waivers may not be terminated prior to July 31, 2017 without the prior approval of the Fund’s Board of Trustees.